Derivatives - Derivatives Not Designated In Hedge - General Account (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of derivative financial instruments [Line Items]
Derivative assets, general account	€ 5,912	€ 8,318
Derivative liability, general account	7,130	8,878
Derivatives for general account [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets, general account	5,563	7,916
Derivative liability, general account	7,053	8,771
Derivatives with negative values not designated as hedges [member] | Derivatives for general account [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets, general account	5,081	6,533
Derivative liability, general account	6,716	8,280
Derivatives with negative values not designated as hedges [member] | Derivatives for general account [member] | Derivatives held as an economic hedge [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets, general account	4,933	6,398
Derivative liability, general account	4,774	6,122
Derivatives with negative values not designated as hedges [member] | Derivatives for general account [member] | Bifurcated embedded derivatives [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets, general account	13	12
Derivative liability, general account	1,937	2,192
Derivatives with negative values not designated as hedges [member] | Derivatives for general account [member] | Other [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets, general account	134	124
Derivative liability, general account	€ 5	€ (35)